Long - Term Debt - Schedule of Long Term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Outstanding amount	$ 912,849	$ 889,176
Less: Deferred financing costs	(14,095)	(9,299)
Less: Current portion of long-term debt	(87,532)	(64,088)
Non - current portion of Long-Term Debt	809,357	813,130
2022 Notes [Member]
Debt Instrument [Line Items]
2022 Notes	340,000	360,000
Less repurchases	(17,277)	(20,000)
Notes	322,723	340,000
Less: Current portion of 2022 Notes	(27,923)	(20,000)
Less: Original issue discount of Notes	(1,859)	(2,659)
2024 Notes [Member]
Debt Instrument [Line Items]
Notes	39,765	0
Less: Original issue discount of Notes	(6)	0
Long-term Debt [Member]
Debt Instrument [Line Items]
Less: Current portion of long-term debt	(59,609)	(44,088)
DVB Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding amount	45,445	51,063
Syndicated Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding amount	224,800	0
Blue Ocean Junior Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding amount	38,500	38,500
Credit Agricole Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding amount	0	53,069
Blue Ocean Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding amount	0	23,830
ABN-AMRO Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding amount	0	62,189
ATB Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding amount	0	17,100
Credit Agricole Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding amount	0	80,000
Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding amount	164,710	180,500
Citi Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding amount	12,077	34,800
Hayfin Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding amount	7,129	8,125
Hellenic Bank Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding amount	$ 57,700	$ 0